Segment Information	3 Months Ended
Mar. 31, 2015
Segment Information [Abstract]
Segment Information

6. Segment Information

We have one operating segment with operations primarily in the United States and Canada. Sales are assigned to geographic locations based on the location of customers. Sales by geographic location are as follows (in thousands):

	Three months ended March 31,
	2015	2014
Revenue:
United States	$2,116	$2,199
Canada	676	592
Other countries	101	99
Total revenue	$2,893	$2,890

During the three months ended March 31, 2015 and 2014, three of our customers represented approximately 36% and 30%, respectively, of revenue.